American Century Investments®
Quarterly Portfolio Holdings
California Intermediate-Term Tax-Free Bond Fund
November 30, 2021

California Intermediate-Term Tax-Free Bond - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.4%
California — 99.2%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	1,000,000	1,077,736
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	1,000,000	1,078,235
ABAG Finance Authority for Nonprofit Corps. Rev., (Odd Fellows Home of California), 5.00%, 4/1/24 (California Mortgage Insurance)	1,000,000	1,060,946
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,559,696
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/28 (AGM)	2,625,000	3,244,354
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/31 (AGM)	1,400,000	1,718,827
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/32 (AGM)	490,000	602,515
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/22	1,000,000	1,037,020
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	4,000,000	4,331,549
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	3,500,000	4,122,322
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	3,000,000	3,531,995
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	1,000,000	1,176,150
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	3,790,000	4,449,751
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/32 (NATL)(1)	1,000,000	831,672
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NATL)(1)	12,750,000	9,857,223
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	2,500,000	2,706,945
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(2)	1,200,000	1,248,326
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(2)	2,275,000	2,366,618
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/25	1,000,000	1,096,148
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/28	1,100,000	1,201,965
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/29	1,250,000	1,365,685
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/30 (BAM)	2,625,000	3,291,480
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/31 (BAM)	1,745,000	2,183,499
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/32 (BAM)	1,745,000	2,178,977
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/33 (BAM)	1,665,000	2,075,865
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/34	1,360,000	1,484,359
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/34 (BAM)	1,800,000	2,156,858
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/35 (BAM)	2,105,000	2,521,013
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/36 (BAM)	4,190,000	5,022,061
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/39	1,550,000	1,691,887
Atwater Wastewater Rev., 5.00%, 5/1/23 (AGM)	510,000	542,613
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	851,501
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	501,279
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	848,274
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	1,072,345
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(2)	1,500,000	1,524,194
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(2)	3,500,000	3,556,453
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(2)	7,185,000	7,300,890
Bay Area Toll Authority Rev., 4.00%, 4/1/29	3,000,000	3,492,375
Bay Area Toll Authority Rev., VRN, 1.30%, (MUNIPSA plus 1.25%), 4/1/36	4,000,000	4,203,724
Bay Area Toll Authority Rev., VRN, 1.15%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,813,009
Bay Area Toll Authority Rev., VRN, 2.625%, 4/1/45	15,000,000	16,022,958
Bay Area Toll Authority Rev., VRN, 0.50%, (MUNIPSA plus 0.45%), 4/1/56	3,000,000	3,035,136
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/33	1,500,000	1,661,405
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/34	1,785,000	1,974,253
California Community Choice Financing Authority Rev., VRN, 0.50%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	21,930,000	21,949,362
California Community Choice Financing Authority Rev., VRN, 4.00%, 10/1/52 (GA: Goldman Sachs Group, Inc.)	7,500,000	8,678,473

California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	328,628
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	950,671
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/34	1,295,000	1,515,844
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/36	1,595,000	1,860,763
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	850,000	993,196
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/30	450,000	588,420
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/32	400,000	517,389
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/34	200,000	240,885
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/36	275,000	329,359
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/39	250,000	297,030
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/29	330,000	423,567
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/33	900,000	1,174,715
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	1,030,231
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	400,000	460,093
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/26	475,000	564,843
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/27	475,000	581,966
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/28	375,000	471,784
California Educational Facilities Authority Rev., (Claremont McKenna College), 5.00%, 1/1/32	750,000	873,469
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	917,605
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	365,799
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	969,898
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	607,399
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	773,859
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	745,000	919,518
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25(2)	1,875,000	2,200,731
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,742,651
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/40	1,625,000	2,006,621
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/22	3,000,000	3,138,959
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/23	2,150,000	2,349,690
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/24	1,450,000	1,650,437
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/26	3,000,000	3,527,891
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/27	6,000,000	7,050,626
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/31	2,700,000	3,155,440
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/32	400,000	467,473
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/30 (GA: Children's Healthcare of California)	700,000	914,607
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/31 (GA: Children's Healthcare of California)	1,000,000	1,303,368
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/32 (GA: Children's Healthcare of California)	1,200,000	1,561,014
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/33 (GA: Children's Healthcare of California)	1,300,000	1,688,514
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 4.00%, 11/1/34 (GA: Children's Healthcare of California)	750,000	936,006
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 4.00%, 11/1/35 (GA: Children's Healthcare of California)	1,150,000	1,431,798
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/35	3,100,000	3,723,377
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/40	785,000	930,242
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/24	1,200,000	1,319,402
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	570,720
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), 4.00%, 11/1/38	1,070,000	1,244,063
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/25	5,855,000	6,054,114
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,070,000	1,146,173
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRN, 2.00%, 10/1/36	3,500,000	3,699,892
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/22	1,000,000	1,046,122

California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	2,936,687
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), VRN, 3.00%, 8/15/54	9,000,000	9,818,458
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/22	2,250,000	2,352,667
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	2,000,000	2,357,544
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,750,000	2,062,851
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,500,000	1,768,158
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,816,495
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,476,527
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/38	5,890,000	7,245,581
California Housing Finance Rev., 4.00%, 3/20/33	19,892,532	22,946,698
California Housing Finance Rev., 4.25%, 1/15/35	5,419,348	6,520,157
California Housing Finance Rev., 3.50%, 11/20/35	3,303,243	3,773,171
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,099,175
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,311,150
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	5,000,000	6,485,198
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,087,890
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,490,134
California Infrastructure & Economic Development Bank Rev., (Broad), 5.00%, 6/1/26	4,000,000	4,795,424
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRN, 0.40%, (MUNIPSA plus 0.35%), 8/1/47	4,750,000	4,766,423
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/28	800,000	959,115
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/29	1,250,000	1,491,965
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/30	1,000,000	1,191,451
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/31	800,000	951,468
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/34	650,000	826,773
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/35	1,000,000	1,270,186
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/36	2,250,000	2,854,935
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/37	1,100,000	1,392,961
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/38	1,175,000	1,485,561
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/39	1,200,000	1,514,478
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/34	500,000	604,382
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/35	350,000	421,714
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/36	365,000	438,259
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/37	575,000	688,654
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/38	585,000	699,792
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/39	630,000	751,291
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/40	650,000	773,007
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/41	425,000	504,971
California Infrastructure & Economic Development Bank Rev., (J Paul Getty Trust), VRN, 3.00%, 10/1/47	5,000,000	5,562,068

California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 0.75%, (MUNIPSA plus 0.70%), 12/1/50	2,500,000	2,539,103
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/25	3,500,000	3,939,703
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/28	1,105,000	1,334,394
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,326,970
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	500,000	551,486
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(3)	1,000,000	1,166,740
California Municipal Finance Authority Rev., (California Institute of the Arts), 4.00%, 10/1/32	240,000	290,915
California Municipal Finance Authority Rev., (California Institute of the Arts), 4.00%, 10/1/35	500,000	597,435
California Municipal Finance Authority Rev., (California Institute of the Arts), 4.00%, 10/1/37	170,000	202,589
California Municipal Finance Authority Rev., (California Institute of the Arts), 4.00%, 10/1/46	965,000	1,128,823
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/27	300,000	366,772
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/28	150,000	187,823
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/29	225,000	280,244
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/30	225,000	278,406
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/31	200,000	246,461
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/32	225,000	276,776
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/33	225,000	276,235
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/34	250,000	306,055
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/35	225,000	275,135
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/36	250,000	305,289
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/37	275,000	335,413
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/38	300,000	365,595
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	6,951,492
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,924,523
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/35 (California Mortgage Insurance)	1,000,000	1,218,116
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 0.01%, 12/1/21 (GA: Chevron Corp.)	2,155,000	2,155,000
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,747,171
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/37	8,000,000	9,812,472
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/36 (BAM)	1,200,000	1,435,178
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/38 (BAM)	750,000	892,333
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/34(3)	435,000	515,377
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/39(3)	1,130,000	1,318,448
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/30	785,000	934,232
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/31	1,635,000	1,922,706
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/32	1,700,000	1,993,491
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/34	1,240,000	1,448,905
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/35	500,000	583,147
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 3.00%, 12/1/24(3)	110,000	113,971
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 4.00%, 12/1/25(3)	200,000	216,222
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/28(3)	100,000	117,870
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/46(3)	1,590,000	1,873,914
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/22	1,000,000	1,007,825
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/23	520,000	548,482
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25	1,925,000	2,198,580
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,179,634
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	545,000	621,530
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	735,000	837,712
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	1,075,000	1,298,568

California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	1,000,000	1,139,067
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	4,130,000	4,983,360
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/30	2,680,000	3,228,595
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/32	1,100,000	1,322,062
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/33	3,940,000	4,731,788
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/40	1,420,000	1,606,937
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/22	280,000	288,432
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/24	605,000	658,971
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/27	300,000	345,510
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/29	740,000	847,059
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/24	2,045,000	2,275,437
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	2,260,000	2,683,826
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,541,834
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/30	1,000,000	1,206,217
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,000,000	1,205,221
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,335,000	1,608,970
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,805,624
California Municipal Finance Authority Rev., (Emerson College), 5.75%, 1/1/22, Prerefunded at 100% of Par(2)	2,250,000	2,260,269
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/22, Prerefunded at 100% of Par(2)	3,000,000	3,014,247
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,649,327
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,790,825
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	1,040,000	1,253,761
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,204,071
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	1,065,000	1,280,406
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	863,961
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,197,996
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/36	1,750,000	1,983,482
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/37	2,840,000	3,214,566
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/38	2,750,000	3,110,720
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/39	1,750,000	1,976,297
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 4.00%, 11/1/22	1,000,000	1,029,901
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/36	1,500,000	1,758,320
California Municipal Finance Authority Rev., (Northern California Retired Officers Community), 2.00%, 7/1/24 (California Mortgage Insurance)	2,755,000	2,757,155
California Municipal Finance Authority Rev., (Orange County), 5.00%, 6/1/37	2,990,000	3,658,183
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	300,000	328,448
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,000,000	1,088,714
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	807,722
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,190,993
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,219,034
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/36	1,000,000	1,260,835
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/38	1,375,000	1,727,323
California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/23	875,000	935,061
California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/25	500,000	565,174
California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/26	500,000	578,049
California Municipal Finance Authority Rev., (University of the Pacific), 5.00%, 11/1/29	500,000	643,949
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/23	765,000	802,868
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/25	1,455,000	1,593,848
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26	1,530,000	1,704,485
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29	1,000,000	1,153,742
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39	2,000,000	2,245,765

California Municipal Finance Authority Special Tax, 4.00%, 9/1/35	1,320,000	1,492,689
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 7/1/39(3)	5,000,000	6,025,931
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/22	245,000	252,301
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/23	290,000	307,954
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/24	385,000	420,365
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/25	400,000	447,403
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/26	215,000	245,658
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	590,563
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,175,438
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(3)	2,800,000	2,831,028
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), VRDN, 0.03%, 12/1/21 (LOC: Barclays Bank plc)	4,700,000	4,700,000
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), VRDN, 0.03%, 12/1/21 (LOC: Barclays Bank plc)	2,200,000	2,200,000
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(2)(3)	100,000	116,404
California School Finance Authority Rev., 5.00%, 8/1/46(3)	1,100,000	1,233,114
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46	7,000,000	7,865,838
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/36(3)	325,000	365,957
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(3)	1,000,000	1,196,827
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/41(3)	525,000	586,451
California School Finance Authority Rev., (Fenton Charter Public Schools), 4.00%, 7/1/30(3)	600,000	670,455
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/40(3)	960,000	1,105,315
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/38(3)	465,000	523,387
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/48(3)	680,000	754,027
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/22(3)	165,000	169,806
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/23(3)	175,000	187,420
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/24(3)	160,000	177,047
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/25(3)	150,000	171,111
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(3)	150,000	175,706
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(3)	160,000	191,811
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(3)	190,000	232,646
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(3)	500,000	543,605
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(3)	380,000	422,221
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(3)	670,000	749,301
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(3)	635,000	700,651
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(3)	500,000	576,521
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/29(3)	290,000	324,324
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/39(3)	740,000	809,326
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/24	705,000	771,512
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/25	745,000	836,755
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/26	780,000	896,437
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/27	820,000	961,157
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/28	865,000	1,029,691
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/29	905,000	1,092,715
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(2)	1,000,000	1,036,269
California State Public Works Board Rev., 5.00%, 4/1/23	2,000,000	2,031,921
California State Public Works Board Rev., 5.25%, 12/1/26	3,000,000	3,000,000
California State Public Works Board Rev., (California State University), 5.00%, 9/1/23, Prerefunded at 100% of Par(2)	1,865,000	2,020,375
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/25	5,000,000	5,619,369
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/29	5,000,000	6,483,277
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/30	2,500,000	3,235,579
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/27	5,000,000	5,733,024
California State University Rev., 5.00%, 11/1/24, Prerefunded at 100% of Par(2)	35,000	39,647

California State University Rev., 5.00%, 11/1/24, Prerefunded at 100% of Par(2)	1,715,000	1,948,074
California State University Rev., 5.00%, 11/1/28	500,000	640,229
California State University Rev., 5.00%, 11/1/28	2,000,000	2,452,446
California State University Rev., 5.00%, 11/1/29	500,000	654,516
California State University Rev., 5.00%, 11/1/29	1,000,000	1,225,031
California State University Rev., 5.00%, 11/1/30	600,000	783,949
California State University Rev., 5.00%, 11/1/30	3,000,000	3,676,881
California State University Rev., 5.00%, 11/1/31	390,000	509,004
California State University Rev., 5.00%, 11/1/31	2,900,000	3,552,591
California State University Rev., 4.00%, 11/1/34	10,000,000	11,351,268
California State University Rev., 5.00%, 11/1/36	5,105,000	6,037,616
California State University Rev., 4.00%, 11/1/38	2,865,000	3,240,911
California State University Rev., VRN, 4.00%, 11/1/51	4,000,000	4,205,313
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/31 (AGM)	1,155,000	1,465,897
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/34 (AGM)	1,340,000	1,693,619
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/38 (AGM)	1,000,000	1,256,834
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/23	1,190,000	1,260,484
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/24	800,000	883,472
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/25	750,000	859,625
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/26	1,000,000	1,184,131
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/27	1,590,000	1,868,864
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/31	740,000	906,071
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/32	900,000	1,100,791
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/33	1,250,000	1,528,377
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/34	1,000,000	1,222,439
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,475,000	1,800,509
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	715,000	833,229
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), VRN, 5.00%, 3/1/37	5,145,000	6,057,796
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/22	2,000,000	2,043,794
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/23	1,000,000	1,069,293
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	1,000,000	1,114,509
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	2,226,180
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,437,771
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,000,000	1,221,858
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,483,422
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	2,299,461
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/34	2,220,000	2,666,567
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	300,000	308,203
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22(2)	475,000	488,271
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	300,000	321,802
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23(2)	600,000	644,893
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24(2)	750,000	839,858

California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(2)	800,000	895,849
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(2)	1,880,000	2,105,245
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	300,000	346,324
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	325,000	386,755
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/36	675,000	800,158
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/37	700,000	827,975
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/38	1,350,000	1,594,011
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/40	650,000	763,622
California Statewide Communities Development Authority Rev., (Enloe Medical Center), 5.00%, 8/15/27 (California Mortgage Insurance)	2,485,000	2,922,502
California Statewide Communities Development Authority Rev., (Enloe Medical Center), 5.00%, 8/15/28 (California Mortgage Insurance)	640,000	751,225
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/38	2,610,000	3,079,764
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/39	2,405,000	2,831,786
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/40	2,615,000	3,068,571
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/41	2,000,000	2,343,028
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/24	210,000	231,907
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/25	275,000	314,445
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/30	145,000	174,173
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/31	125,000	149,617
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 4.00%, 4/1/32	185,000	211,200
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/22	1,065,000	1,104,608
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), 5.00%, 4/1/42	8,400,000	8,530,940
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 4/1/45	5,975,000	7,721,304
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(3)	3,000,000	3,220,498
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(3)	375,000	455,583
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(3)	475,000	570,459
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(3)	5,000,000	5,911,916
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(3)	1,000,000	1,218,270
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(3)	6,500,000	7,506,559
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,224,080
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/33	2,000,000	2,425,345
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/35	5,175,000	6,258,489
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/36	4,560,000	5,504,106
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/38	3,825,000	4,603,423
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/23	1,250,000	1,318,937
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/24	2,000,000	2,178,402
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/25	1,175,000	1,316,914
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/26	900,000	1,033,392
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/27	1,000,000	1,172,282
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,191,771
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	711,656
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	1,026,075

California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRN, 2.625%, 11/1/33	4,750,000	4,963,534
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,755,252
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,502,789
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/27	685,000	770,374
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	2,225,000	2,633,034
California Statewide Communities Development Authority Special Tax, 4.00%, 9/1/40	1,080,000	1,236,953
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/24	1,400,000	1,554,834
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/31	1,000,000	1,293,681
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/25 (BAM)	235,000	260,908
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/28 (BAM)	200,000	233,200
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,313,028
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/31 (BAM)	760,000	904,847
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,125,000	3,373,399
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	1,220,000	1,316,975
Chino Basin Regional Financing Authority Rev., (Inland Empire Utilities Agency), 4.00%, 11/1/25	3,000,000	3,384,982
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/40	700,000	813,229
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/35	500,000	568,942
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/22	500,000	512,760
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/23	500,000	531,580
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	2,017,749
City & County of San Francisco GO, 4.00%, 6/15/37	2,295,000	2,708,449
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/26(3)	100,000	109,971
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/31(3)	150,000	173,720
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/41(3)	850,000	972,202
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(1)	5,935,000	5,853,432
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/22	350,000	360,671
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/23 (AGM)	600,000	644,870
Compton Unified School District COP, 4.00%, 6/1/34 (BAM)	575,000	655,786
Compton Unified School District COP, 4.00%, 6/1/36 (BAM)	730,000	830,823
Compton Unified School District COP, 4.00%, 6/1/38 (BAM)	1,025,000	1,164,549
Contra Costa Transportation Authority Rev., 5.00%, 3/1/29	1,000,000	1,221,772
Contra Costa Transportation Authority Rev., 5.00%, 3/1/30	1,250,000	1,525,771
Contra Costa Transportation Authority Rev., 5.00%, 3/1/31	1,000,000	1,218,311
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(3)	1,650,000	1,682,155
CSCDA Community Improvement Authority Rev., (Cameo/Garrison Apartments), 2.80%, 3/1/47(3)	7,500,000	6,958,249
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 3.20%, 9/1/46(3)	5,000,000	4,940,768
CSCDA Community Improvement Authority Rev., (Pasadena Portfolio), 2.65%, 12/1/46(3)	2,500,000	2,346,886
Davis Redevelopment Successor Agency Tax Allocation, 5.00%, 9/1/32	1,000,000	1,269,563
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	660,000	686,201
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/30	225,000	264,480
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/31	250,000	290,867
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/32	275,000	319,061
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/33	265,000	306,972
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/34	300,000	346,404
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/35	500,000	576,942
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/37	1,350,000	1,550,936
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/39	1,290,000	1,476,879

Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	2,136,383
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/36	200,000	232,432
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/40	375,000	434,027
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/24	4,140,000	4,626,353
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/31	7,360,000	8,495,390
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/32	1,000,000	1,295,759
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/34	1,000,000	1,294,894
East Side Union High School District GO, 5.00%, 8/1/25	1,405,000	1,449,274
Eastern Municipal Water District Rev., 4.00%, 7/1/28	2,480,000	2,995,678
Eastern Municipal Water District Rev., 4.00%, 7/1/29	1,000,000	1,228,953
Eastern Municipal Water District Rev., VRN, 0.15%, (MUNIPSA plus 0.10%), 7/1/46	5,750,000	5,751,351
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/30	1,715,000	2,006,688
Elk Grove Finance Authority Special Tax, (Elk Grove Community Facilities District No. 2005-1 Laguna Ridge), 4.00%, 9/1/36	440,000	492,259
Elk Grove Finance Authority Special Tax, (Elk Grove Community Facilities District No. 2005-1 Laguna Ridge), 4.00%, 9/1/41	980,000	1,091,371
Escondido Wastewater Rev. Rev., 4.00%, 9/1/36(4)	315,000	386,933
Escondido Wastewater Rev. Rev., 4.00%, 9/1/37(4)	315,000	385,324
Escondido Wastewater Rev. Rev., 4.00%, 9/1/38(4)	700,000	851,734
Escondido Wastewater Rev. Rev., 4.00%, 9/1/39(4)	500,000	607,025
Escondido Wastewater Rev. Rev., 4.00%, 9/1/40(4)	1,195,000	1,448,040
Escondido Wastewater Rev. Rev., 4.00%, 9/1/41(4)	325,000	392,818
Fairfield Community Facilities District Special Tax, 4.00%, 9/1/36(4)	545,000	632,451
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	875,000	1,027,090
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/35	1,690,000	1,910,104
Fontana Special Tax, 4.00%, 9/1/36	2,230,000	2,572,913
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/22	520,000	537,261
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/24	575,000	637,542
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/28	750,000	839,568
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/29	555,000	620,008
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,234,655
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/31	925,000	1,026,307
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	1,108,304
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/32	245,000	280,830
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/36	550,000	627,318
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/40	680,000	771,795
Fontana Special Tax, (Fontana Community Facilities District No. 90), 4.00%, 9/1/41	525,000	604,808
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/29	2,100,000	2,581,303
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,826,304
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/26	100,000	115,980
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/27	100,000	119,015
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/28	150,000	182,368
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/30	300,000	377,961
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/32	350,000	418,393
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	3,741,000	4,459,274
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	250,000	298,000
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/43	525,000	611,339
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	609,358
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,070,000	3,659,422
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,300,000	2,951,024
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	10,000,000	10,312,338
Fremont Union High School District GO, 5.00%, 8/1/32	3,260,000	4,012,105
Fremont Union High School District GO, 5.00%, 8/1/33	750,000	922,097
Fremont Union High School District GO, 5.00%, 8/1/34	660,000	810,625
Fremont Union High School District GO, 4.00%, 8/1/35	1,250,000	1,468,301

Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/24 (AGM)	1,350,000	1,485,856
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/26 (AGM)	1,650,000	1,939,620
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/28 (AGM)	1,400,000	1,684,375
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/29 (AGM)	1,000,000	1,199,952
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/30 (AGM)	1,350,000	1,616,195
Fresno Unified School District GO, 4.00%, 8/1/37	1,000,000	1,188,896
Fresno Unified School District GO, 4.00%, 8/1/40	1,780,000	2,105,690
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/36	615,000	724,837
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/41	2,535,000	2,959,198
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/46	2,055,000	2,375,420
Fullerton Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/27 (BAM)	1,885,000	2,207,738
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	500,000	519,065
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/23 (BAM)	500,000	541,636
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,070,000	2,118,094
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23	3,000,000	3,206,636
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(2)	6,650,000	7,122,246
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(2)	1,000,000	1,071,015
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	7,435,000	8,274,046
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,158,417
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	6,000,000	7,130,825
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27	7,960,000	9,715,956
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/28	2,000,000	2,422,102
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/36	9,310,000	9,405,604
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(1)(2)	3,000,000	2,939,736
Grossmont-Cuyamaca Community College District GO, 5.25%, 8/1/23, Prerefunded at 100% of Par(2)	750,000	812,072
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45	7,680,000	9,035,619
Hayward Area Recreation & Park District COP, 5.125%, 1/1/24, Prerefunded at 100% of Par(2)	2,750,000	3,023,883
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,173,740
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	1,171,622
Hayward Unified School District GO, 4.00%, 8/1/38 (BAM)	1,000,000	1,169,931
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)	2,360,000	2,756,607
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AGM)	4,195,000	5,231,235
Huntington Beach Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,030,000	3,268,202
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/30	440,000	565,585
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/31	400,000	513,632
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/32	525,000	674,204
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/33	1,000,000	1,283,989
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/34	1,100,000	1,409,805
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/35	1,520,000	1,945,821
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	1,015,000	1,190,777
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/36 (AGM)(3)	700,000	827,705
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/41 (AGM)(3)	900,000	1,052,644
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/22 (BAM)	350,000	356,824
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/23 (BAM)	1,000,000	1,065,418
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,724,852
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	598,230
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	279,863
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	594,442
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	593,686
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	355,608
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	1,012,622
Inglewood Unified School District GO, 4.00%, 8/1/36 (AGM)	710,000	840,885
Inglewood Unified School District GO, 4.00%, 8/1/37 (AGM)	1,000,000	1,179,021
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	591,173
Inglewood Unified School District GO, 4.00%, 8/1/39 (AGM)	1,000,000	1,171,894

Inglewood Unified School District GO, 4.00%, 8/1/41 (AGM)	2,310,000	2,692,235
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,818,997
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,918,367
Irvine Special Assessment, VRDN, 0.03%, 12/1/21 (LOC: Sumitomo Mitsui Banking)	3,037,000	3,037,000
Irvine Special Assessment, 5.00%, 9/2/26	1,500,000	1,818,847
Irvine Special Assessment, (Irvine Assessment District No. 07-22), VRDN, 0.03%, 12/1/21 (LOC: Sumitomo Mitsui Banking)	2,536,000	2,536,000
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,103,118
Irvine Ranch Water District Special Assessment, VRDN, 0.02%, 12/1/21 (LOC: U.S. Bank N.A.)	600,000	600,000
Irvine Unified School District Special Tax, 5.00%, 9/1/23	1,135,000	1,224,565
Irvine Unified School District Special Tax, 5.00%, 9/1/25	1,330,000	1,543,147
Irvine Unified School District Special Tax, 5.00%, 9/1/26	640,000	765,659
Irvine Unified School District Special Tax, 5.00%, 9/1/29	360,000	463,660
Irvine Unified School District Special Tax, 5.00%, 9/1/31	350,000	446,457
Irvine Unified School District Special Tax, 5.00%, 9/1/31	1,840,000	2,391,340
Irvine Unified School District Special Tax, 4.00%, 9/1/33	2,110,000	2,512,259
Irvine Unified School District Special Tax, 5.00%, 9/1/33	400,000	507,374
Irvine Unified School District Special Tax, 4.00%, 9/1/35	1,000,000	1,188,172
Irvine Unified School District Special Tax, 4.00%, 9/1/36	1,320,000	1,566,684
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,655,070
Irvine Unified School District Special Tax, 4.00%, 9/1/37	570,000	668,268
Irvine Unified School District Special Tax, 4.00%, 9/1/37	1,355,000	1,604,552
Irvine Unified School District Special Tax, 4.00%, 9/1/40	690,000	803,807
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23 (BAM)	800,000	862,544
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23	625,000	673,635
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24 (BAM)	785,000	879,258
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	760,066
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25 (BAM)	370,000	428,253
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,117,297
Jurupa Unified School District GO, 5.00%, 8/1/37	1,075,000	1,311,024
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24, Prerefunded at 100% of Par(2)	4,265,000	4,807,086
La Verne COP, (Brethren Hillcrest Homes Obligated Group), 5.00%, 5/15/22, Prerefunded at 101% of Par(2)	635,000	655,121
La Verne COP, (Brethren Hillcrest Homes Obligated Group), 5.00%, 5/15/22(2)	225,000	229,881
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/24 (AGM)	435,000	486,731
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	695,713
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	1,920,000	2,663,189
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,625,000	2,414,698
Long Beach Marina System Rev., 5.00%, 5/15/23	650,000	688,073
Long Beach Marina System Rev., 5.00%, 5/15/24	1,380,000	1,515,438
Long Beach Marina System Rev., 5.00%, 5/15/25	1,500,000	1,698,439
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	899,457
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	671,864
Long Beach Marina System Rev., 5.00%, 5/15/40	2,250,000	2,475,922
Long Beach Marina System Rev., 5.00%, 5/15/45	1,620,000	1,773,464
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	6,018,124
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 0.00%, 8/1/42	3,200,000	3,649,785
Los Altos Elementary School District Rev., 4.00%, 7/15/22	8,800,000	9,011,589
Los Angeles Community College District GO, 5.00%, 8/1/25	5,890,000	6,883,352
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,536,624
Los Angeles Community College District GO, 4.00%, 8/1/38	10,000,000	11,478,366
Los Angeles Community Facilities District Special Tax, 4.00%, 9/1/38	1,000,000	1,168,877
Los Angeles County COP, 5.00%, 3/1/22	1,000,000	1,011,541
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/32	8,000,000	10,124,846
Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation, 5.00%, 8/1/35	1,220,000	1,401,468
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/23	2,855,000	3,104,276

Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/26	2,700,000	3,165,676
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/26	750,000	912,546
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/27	850,000	1,063,757
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/28	650,000	835,565
Los Angeles Department of Airports Rev., 5.00%, 5/15/26	1,500,000	1,731,572
Los Angeles Department of Airports Rev., 5.00%, 5/15/27	1,280,000	1,475,227
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,642,772
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,522,174
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,826,282
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	5,000,000	6,471,169
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	2,500,000	3,161,708
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	6,170,000	7,789,574
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	5,000,000	6,452,846
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,215,000	1,306,713
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,180,000	1,269,071
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,445,000	1,554,075
Los Angeles Department of Water Rev., 5.00%, 7/1/24	1,500,000	1,542,175
Los Angeles Department of Water Rev., 5.00%, 7/1/25	3,940,000	4,583,422
Los Angeles Department of Water Rev., 5.00%, 7/1/26	4,040,000	4,852,092
Los Angeles Department of Water Rev., 5.00%, 7/1/27	2,125,000	2,630,548
Los Angeles Department of Water Rev., 5.00%, 7/1/28	2,840,000	3,555,155
Los Angeles Department of Water Rev., 5.00%, 7/1/29	6,030,000	7,537,396
Los Angeles Department of Water Rev., VRDN, 0.02%, 12/1/21 (SBBPA: Toronto-Dominion Bank)	1,945,000	1,945,000
Los Angeles Department of Water & Power Rev., VRDN, 0.02%, 12/1/21 (SBBPA: RBC Capital Markets)	800,000	800,000
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,525,000	1,769,473
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,825,000	1,876,096
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,197,377
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,027,998
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,300,000	1,425,734
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	6,470,000	6,953,028
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/38	3,000,000	3,505,709
Los Angeles Department of Water & Power System Rev., VRDN, 0.02%, 12/1/21 (SBBPA: Bank of America N.A.)	350,000	350,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.02%, 12/1/21 (SBBPA: Bank of America N.A.)(2)	775,000	775,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.02%, 12/1/21 (SBBPA: Bank of America N.A.)(2)	600,000	600,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.02%, 12/1/21 (SBBPA: Bank of America N.A.)(2)	1,650,000	1,650,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.02%, 12/1/21 (SBBPA: Bank of America N.A.)	1,400,000	1,400,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.02%, 12/7/21 (SBBPA: RBC Capital Markets)	500,000	500,000
Los Angeles Unified School District COP, 5.00%, 10/1/29	1,700,000	1,763,078
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,975,000	6,694,161
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,000,000	3,601,531
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	3,971,159
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	3,001,276
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,170,902
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,876,154
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,000,000	1,529,384
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	5,880,000	8,992,779
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,180,000	1,891,691
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,425,000	2,284,457
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	5,324,357
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/25	10,000,000	11,625,286
Metropolitan Water District of Southern California Rev., VRDN, 0.02%, 12/1/21 (SBBPA: PNC Bank N.A.)(2)	400,000	400,000
Metropolitan Water District of Southern California Rev., VRDN, 0.02%, 12/1/21 (SBBPA: TD Bank N.A.)(2)	3,470,000	3,470,000

Metropolitan Water District of Southern California Rev., VRN, 0.19%, (MUNIPSA plus 0.14%), 7/1/37	2,800,000	2,800,931
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/30	2,505,000	3,183,980
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/31	3,895,000	4,921,405
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/32	1,810,000	2,279,217
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,709,835
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	7,303,333
Modesto Irrigation District Rev., 5.00%, 10/1/30	2,000,000	2,547,813
Modesto Irrigation District Rev., 5.00%, 10/1/31	1,200,000	1,527,829
Modesto Irrigation District Rev., 5.00%, 10/1/35	2,215,000	2,816,528
Modesto Irrigation District Rev., 5.00%, 10/1/36	1,250,000	1,589,161
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/36	750,000	858,105
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/41	1,625,000	1,849,749
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/46	2,230,000	2,515,947
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 3/1/22, Prerefunded at 100% of Par(2)	3,000,000	3,036,217
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/22	1,000,000	1,044,359
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/25	750,000	881,172
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	833,385
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	833,385
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	833,385
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,111,180
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,750,000	1,944,564
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,500,000	1,666,769
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	2,085,000	2,316,809
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/24	1,000,000	1,135,277
Napa Valley Community College District GO, Capital Appreciation, VRN, 4.00%, 8/1/22	5,745,000	5,880,168
Napa Valley Community College District GO, Capital Appreciation, VRN, 4.00%, 8/1/33	2,850,000	3,199,263
Napa Valley Community College District GO, Capital Appreciation, VRN, 4.00%, 8/1/34	1,500,000	1,682,073
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	1,927,163
New Haven Unified School District GO, 4.00%, 8/1/38	250,000	292,309
Newport Beach Rev., (Hoag Memorial Hospital / Newport Healthcare Obligated Group), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	2,000,000	2,000,000
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,424,277
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,647,611
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	1,750,000	1,922,212
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	1,000,000	1,098,407
Northern California Energy Authority Rev., VRN, 4.00%, 7/1/49 (GA: Goldman Sachs Group, Inc.)	13,300,000	14,419,994
Northern California Power Agency Rev., 5.00%, 7/1/26	1,750,000	1,799,309
Northern California Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,056,353
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,184,753
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,182,083
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	2,193,170
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/36	1,825,000	2,149,861
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/37	1,900,000	2,233,608
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/38	1,420,000	1,666,581
Oakland Alameda County Coliseum Authority Rev., 5.00%, 2/1/25	4,065,000	4,094,223
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,339,155
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/22(2)	230,000	237,248
Oakland Unified School District / Alameda County GO, 5.50%, 8/1/22, Prerefunded at 100% of Par(2)	3,150,000	3,258,841
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/23	1,400,000	1,508,351
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	650,000	753,689
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	3,700,000	4,290,230
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26	2,675,000	3,197,872
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/22	300,000	307,040
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/23	60,000	63,185
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/24	315,000	340,745

Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	359,470
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	374,840
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	251,112
Orange County Special Assessment, 3.00%, 9/2/25	285,000	311,734
Orange County Special Assessment, 5.00%, 9/2/26	600,000	724,085
Orange County Special Assessment, 5.00%, 9/2/28	600,000	766,046
Orange County Special Assessment, 5.00%, 9/2/30	875,000	1,090,951
Orange County Airport Rev., 5.00%, 7/1/24	1,470,000	1,645,313
Orange County Airport Rev., 5.00%, 7/1/25	1,000,000	1,160,977
Orange County Airport Rev., 5.00%, 7/1/26	1,000,000	1,199,506
Orange County Community Facilities District Special Tax, 5.00%, 8/15/28	1,960,000	2,006,125
Orange County Community Facilities District Special Tax, 5.00%, 8/15/29	2,000,000	2,326,965
Orange County Community Facilities District Special Tax, 5.00%, 8/15/30	2,220,000	2,573,591
Orange County Community Facilities District Special Tax, 5.00%, 8/15/32	2,575,000	2,981,985
Orange County Community Facilities District Special Tax, 5.00%, 8/15/35	975,000	1,096,804
Orange County Transportation Authority Rev., 5.00%, 10/15/24	7,145,000	8,088,875
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	1,946,483
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	3,500,000	3,991,403
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,223,276
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	4,099,017
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,679,730
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	2,500,000	2,760,653
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,103,737
Oxnard School District GO, VRN, 5.00%, 8/1/25, Prerefunded at 100% of Par (AGM)(2)	3,750,000	4,372,584
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	421,074
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,565,124
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,464,092
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,437,645
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/22	770,000	801,471
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	754,069
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	567,199
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	881,520
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,804,113
Palomar Health GO, 5.00%, 8/1/23	1,900,000	2,033,859
Palomar Health GO, 5.00%, 8/1/28	1,340,000	1,558,781
Palomar Health GO, Capital Appreciation, VRN, 7.00%, 8/1/38 (AGC)	3,330,000	4,675,614
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/22	1,000,000	1,040,871
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/24	2,375,000	2,668,227
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	4,100,000	4,879,131
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	5,404,589
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	4,080,000	4,751,051
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(1)	2,600,000	2,159,378
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,328,474
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	995,946
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	378,251
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	547,351
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	690,929
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,517,302
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,214,058
Peralta Community College District GO, 5.00%, 8/1/25	620,000	721,358
Peralta Community College District GO, 5.00%, 8/1/26	550,000	661,431
Peralta Community College District GO, 5.00%, 8/1/27	500,000	618,790
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,573,312
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	1,000,000	1,231,616
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(1)	4,890,000	3,187,842

Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,635,000	1,952,645
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,564,389
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,364,885
Regents of the University of California Medical Center Pooled Rev., VRDN, 0.02%, 12/1/21	7,000,000	7,000,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 0.02%, 12/1/21	1,150,000	1,150,000
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	778,360
Riverside County Transportation Commission Rev., 4.00%, 6/1/41	2,500,000	2,983,538
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	1,000,000	899,524
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	853,326
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	1,555,000	1,292,719
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,897,767
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	3,946,406
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	4,696,397
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	4,080,361
Riverside Water Rev., 5.00%, 10/1/36	7,185,000	9,192,624
Riverside Water Rev., 5.00%, 10/1/37	7,295,000	9,315,393
Romoland School District Special Tax, 5.00%, 9/1/22	1,140,000	1,177,841
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1, 5.00%, 9/1/36	1,000,000	1,150,135
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1, 5.00%, 9/1/37	1,100,000	1,263,820
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1, 5.00%, 9/1/38	1,000,000	1,147,961
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/25	750,000	862,071
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,271,730
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,232,324
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,662,479
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/31	1,000,000	1,192,895
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,250,000	1,487,982
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,050,000	1,245,406
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/40	1,260,000	1,497,414
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/37	350,000	399,961
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/41	390,000	442,615
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	1,990,310
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,645,909
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 3.00%, 9/1/22	170,000	172,752
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 3.00%, 9/1/25	450,000	479,204
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/27	570,000	647,732
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/29	710,000	820,045
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/30	265,000	305,381
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/31	220,000	252,847
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/32	315,000	361,255
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/34	560,000	640,538
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/36	660,000	753,173
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/41	1,000,000	1,137,892
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,793,847
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,235,269
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,233,692
Sacramento County Sanitation Districts Financing Authority Rev., 5.25%, 12/1/21 (NATL)	1,000,000	1,000,000
Sacramento County Sanitation Districts Financing Authority Rev., (Sacramento Regional County Sanitation District), 5.00%, 12/1/27	2,960,000	3,707,214
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 5.00%, 6/1/27	2,000,000	2,467,705
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 5.00%, 6/1/28	700,000	885,958
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	2,310,000	2,494,139
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,000,000	1,126,315
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,500,000	1,550,657

Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	5,000,000	5,168,131
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,200,000	1,529,377
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/33 (BAM)	2,500,000	2,917,010
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,580,490
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	1,000,000	1,205,440
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/37	2,250,000	2,707,573
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,201,709
San Bernardino Community College District GO, Capital Appreciation, VRN, 6.375%, 8/1/34	17,240,000	19,966,556
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/22 (AGM)	2,310,000	2,420,020
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,616,767
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,493,273
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/21, Prerefunded at 100% of Par(2)	4,300,000	4,300,000
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/21, Prerefunded at 100% of Par(2)	2,000,000	2,000,000
San Diego Association of Governments Rev., 5.00%, 11/15/26	9,250,000	10,841,943
San Diego Association of Governments Rev., 1.80%, 11/15/27	2,000,000	2,088,007
San Diego Community College District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,000,000	3,238,463
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/22	1,525,000	1,591,063
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	786,477
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,214,864
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	1,030,882
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,211,339
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	846,830
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,208,422
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/37	1,200,000	1,411,128
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/38	1,350,000	1,583,902
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	1,000,000	1,254,461
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,000,000	3,320,087
San Diego County Regional Transportation Commission Rev., 3.00%, 10/1/22	7,500,000	7,678,216
San Diego County Water Authority Rev., 5.00%, 5/1/25	5,250,000	6,075,659
San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,761,457
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	4,025,358
San Diego County Water Authority Rev., 5.00%, 5/1/28	7,000,000	8,843,985
San Diego County Water Authority Rev., 5.00%, 5/1/29	1,225,000	1,592,196
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.00%, 5/15/28	10,000,000	11,932,502
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/22, Prerefunded at 100% of Par(2)	2,000,000	2,064,253
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/38	5,000,000	6,258,015
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	1,000,000	1,034,268
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	1,000,000	1,081,658
San Diego Unified Port District Rev., 5.00%, 9/1/23	250,000	269,408
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	539,023
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	807,554
San Diego Unified School District GO, 5.00%, 7/1/33	1,320,000	1,624,265
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,736,244
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/22(2)	1,000,000	1,020,256
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 4.00%, 5/1/23, Prerefunded at 100% of Par(2)	1,625,000	1,712,445
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/26	1,250,000	1,274,901
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/31	1,500,000	2,012,118
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/36	6,000,000	7,558,235
San Francisco City & County Public Utilities Commission Wastewater Rev., VRN, 2.125%, 10/1/48	2,300,000	2,356,037
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/26	425,000	475,190
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/27	550,000	614,437

San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/28	370,000	413,128
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/31	400,000	446,080
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,214,696
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	956,238
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/34	12,000,000	13,494,391
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/44	1,000,000	1,118,761
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,000,000	1,114,652
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/36	150,000	174,002
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/39	225,000	259,728
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/41	525,000	604,446
San Mateo Special Tax, 5.875%, 9/1/32	1,375,000	1,418,900
San Mateo Special Tax, 5.50%, 9/1/44	750,000	771,362
San Mateo Foster City Public Financing Authority Rev., (San Mateo), 5.00%, 8/1/25	1,250,000	1,455,839
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/34	1,050,000	1,358,636
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 4.00%, 8/1/35	1,100,000	1,330,558
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/36	1,885,000	2,434,724
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	720,000	899,188
Santa Ana Gas Tax Rev., 5.00%, 1/1/35	1,260,000	1,570,868
Santa Ana Gas Tax Rev., 5.00%, 1/1/37	1,260,000	1,563,531
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/29	1,515,000	1,951,620
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/31	845,000	1,078,709
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/33	840,000	1,070,035
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/35	2,035,000	2,584,144
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/38	1,000,000	1,262,926
Santa Clara Valley Transportation Authority Rev., (Santa Clara Valley Transportation Authority 2000 Measure A Sales Tax), VRDN, 0.02%, 12/1/21 (SBBPA: TD Bank N.A.)	500,000	500,000
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,733,432
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	1,000,000	1,009,940
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 5.00%, 9/1/40	1,000,000	1,198,409
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/29 (AGM)	1,920,000	2,421,456
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/30 (AGM)	2,225,000	2,788,006
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/31 (AGM)	2,090,000	2,599,518
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/32 (AGM)	1,900,000	2,357,207
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/33 (AGM)	2,000,000	2,334,349
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/34 (AGM)	600,000	697,063
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/23 (NATL)	685,000	716,155
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,572,798
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	1,100,000	1,297,116
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,548,930
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	15,000	19,457
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	435,000	548,121
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	70,000	90,801
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	2,040,000	2,554,873
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)	80,000	103,772
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)	2,435,000	3,042,581
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/23	1,200,000	1,284,088
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,281,677
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,167,546
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,379,481
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,633,430
South San Luis Obispo County Sanitation District COP, 2.00%, 9/1/25 (AGM)	2,240,000	2,301,798
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	835,000	1,039,945
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,739,497

Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,705,591
State of California GO, 5.00%, 3/1/23	10,000,000	10,598,792
State of California GO, 5.00%, 11/1/24	1,000,000	1,089,299
State of California GO, 5.00%, 10/1/25	10,000,000	11,703,915
State of California GO, 5.00%, 11/1/25	6,500,000	7,628,524
State of California GO, 5.00%, 8/1/26	2,000,000	2,402,137
State of California GO, 1.05%, 12/1/26	2,025,000	2,041,082
State of California GO, 5.00%, 12/1/26	1,045,000	1,143,733
State of California GO, 5.00%, 2/1/27	10,000,000	10,551,354
State of California GO, 5.00%, 3/1/27	5,000,000	5,725,594
State of California GO, 4.00%, 11/1/27	2,000,000	2,372,183
State of California GO, 5.00%, 12/1/27	10,000,000	12,464,453
State of California GO, 5.00%, 2/1/28	6,795,000	7,169,645
State of California GO, 5.00%, 12/1/28	3,750,000	4,776,446
State of California GO, 5.00%, 11/1/29	2,625,000	2,861,527
State of California GO, 5.00%, 4/1/30	2,500,000	3,202,469
State of California GO, 5.00%, 4/1/31	1,350,000	1,725,570
State of California GO, 5.00%, 11/1/31	7,435,000	9,213,565
State of California GO, 5.00%, 4/1/32	3,000,000	3,827,740
State of California GO, 5.25%, 8/1/32 (AGM)	5,000,000	6,937,246
State of California GO, 5.00%, 4/1/37	5,000,000	5,505,624
State of California GO, 5.00%, 4/1/38	3,500,000	4,431,454
State of California GO, 5.00%, 9/1/41	3,570,000	4,749,488
State of California GO, VRDN, 0.02%, 12/1/21 (LOC: U.S. Bank N.A.)	3,590,000	3,590,000
State of California Department of Water Resources Rev., 5.00%, 12/1/25	2,000,000	2,359,751
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/22(2)	4,180,000	4,264,668
Stockton Public Financing Authority Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,457,993
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,548,500
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(2)	750,000	832,337
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(2)	1,500,000	1,664,675
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,221,835
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,528,046
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,673,566
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,116,987
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/30 (BAM)	1,000,000	1,253,672
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/31 (BAM)	1,000,000	1,251,518
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/22 (BAM)	940,000	965,082
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/23 (BAM)	655,000	694,649
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,781,272
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	2,129,845
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	2,154,647
Stockton Unified School District GO, 4.00%, 8/1/36 (AGM)	3,000,000	3,635,602
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	614,817
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,418,043
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	937,395
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	918,181
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/22 (BAM)	275,000	284,635
Temescal Valley Water District Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/36	930,000	1,067,879
Temescal Valley Water District Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/41	785,000	896,784
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 5.00%, 6/1/25	1,250,000	1,439,044
Tobacco Securitization Authority of Southern California Rev., 5.00%, 6/1/30	1,000,000	1,289,704
Tracy Community Facilities District Special Tax, 4.00%, 9/1/36	375,000	432,406
Tracy Community Facilities District Special Tax, 4.00%, 9/1/41	550,000	632,092
Tracy Community Facilities District Special Tax, 4.00%, 9/1/46	800,000	913,983

Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/28	425,000	492,209
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/33	1,610,000	1,853,772
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/36	1,595,000	1,960,917
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/38	3,270,000	3,748,642
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/24	435,000	486,234
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/26	1,185,000	1,406,841
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/28	1,310,000	1,630,581
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	800,000	1,035,875
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	1,440,000	1,841,012
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	750,000	955,561
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/33	1,000,000	1,285,563
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/33	815,000	1,034,510
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/34	300,000	380,051
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	300,000	379,537
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/37	700,000	892,269
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	320,000	402,632
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/39	1,000,000	1,269,171
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/32 (AGM)	330,000	393,606
Tulare Local Health Care District GO, 4.00%, 8/1/26 (BAM)	515,000	587,515
Tulare Local Health Care District GO, 4.00%, 8/1/27 (BAM)	585,000	680,259
Tulare Local Health Care District GO, 4.00%, 8/1/28 (BAM)	435,000	514,503
Tulare Local Health Care District GO, 4.00%, 8/1/29 (BAM)	740,000	888,192
Tulare Local Health Care District GO, 4.00%, 8/1/31 (BAM)	1,245,000	1,510,276
Tulare Local Health Care District GO, 4.00%, 8/1/32 (BAM)	690,000	834,972
Tulare Local Health Care District GO, 4.00%, 8/1/34 (BAM)	1,550,000	1,865,768
Tulare Local Health Care District GO, 4.00%, 8/1/35 (BAM)	650,000	781,179
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/28	1,000,000	1,155,851
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/30	1,000,000	1,152,164
University of California Rev., 5.00%, 5/15/22, Prerefunded at 100% of Par(2)	2,840,000	2,902,273
University of California Rev., 5.00%, 5/15/22, Prerefunded at 100% of Par(2)	130,000	132,851
University of California Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(2)	1,395,000	1,490,243
University of California Rev., 4.00%, 5/15/26	2,415,000	2,782,636
University of California Rev., 5.00%, 5/15/26	3,180,000	3,249,596
University of California Rev., VRDN, 0.02%, 12/1/21	3,400,000	3,400,000
University of California Rev., VRDN, 0.01%, 12/1/21	4,630,000	4,630,000
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,251,991
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,845,794
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,781,680
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	1,127,254
Walnut Energy Center Authority Rev., 5.00%, 1/1/35	2,000,000	2,582,481
Walnut Energy Center Authority Rev., 5.00%, 1/1/36	2,000,000	2,576,090
Washington Township Health Care District Rev., 5.00%, 7/1/23	350,000	374,628
Washington Township Health Care District Rev., 5.00%, 7/1/25	425,000	488,830
Washington Township Health Care District Rev., 5.00%, 7/1/27	755,000	919,345
West Contra Costa Unified School District GO, 5.00%, 8/1/22	10,500,000	10,839,483

West Contra Costa Unified School District GO, 5.00%, 8/1/23	4,500,000	4,855,337
West Contra Costa Unified School District GO, 5.00%, 8/1/30	2,000,000	2,224,994
West Contra Costa Unified School District GO, 5.00%, 8/1/33	3,000,000	3,336,602
West Contra Costa Unified School District GO, 5.00%, 8/1/35	1,500,000	1,669,651
West County Facilities Financing Authority Rev., (West County Wastewater District), 4.00%, 6/1/36	540,000	663,252
West County Facilities Financing Authority Rev., (West County Wastewater District), 4.00%, 6/1/37	665,000	814,773
West County Facilities Financing Authority Rev., (West County Wastewater District), 4.00%, 6/1/38	1,090,000	1,330,706
West County Facilities Financing Authority Rev., (West County Wastewater District), 4.00%, 6/1/39	1,435,000	1,748,063
West County Facilities Financing Authority Rev., (West County Wastewater District), 4.00%, 6/1/40	1,250,000	1,514,959
West Valley-Mission Community College District GO, 4.00%, 8/1/34	625,000	754,531
West Valley-Mission Community College District GO, 4.00%, 8/1/35	600,000	723,316
West Valley-Mission Community College District GO, 4.00%, 8/1/36	1,230,000	1,477,223
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	1,200,000	1,226,071
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	7,850,000	8,007,517
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,685,000	1,887,325
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,354,677
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(1)	2,210,000	1,917,984
		2,138,800,271
Guam — 0.2%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/22	325,000	333,288
Guam Government Waterworks Authority Rev., 5.00%, 7/1/23	500,000	533,541
Guam Government Waterworks Authority Rev., 5.00%, 7/1/24	350,000	386,869
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	398,301
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	584,918
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	1,078,584
Territory of Guam Rev., (Hotel Occupancy Tax), 5.00%, 11/1/28	455,000	559,573
Territory of Guam Rev., (Hotel Occupancy Tax), 5.00%, 11/1/29	750,000	937,004
		4,812,078
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $2,018,684,381)		2,143,612,349
OTHER ASSETS AND LIABILITIES — 0.6%		13,157,489
TOTAL NET ASSETS — 100.0%		$2,156,769,838

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
BAM-TCRS	-	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $64,110,519, which represented 3.0% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.